10. STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of stock options outstanding

	Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	105,890	$2.62	105,890	$2.62
Forfeited	-	$-	-	-
Granted	-	$-	643,340	7.56
Outstanding at end of period and expected to vest	105,890	$2.62	749,230	$6.86
Options exercisable	101,958	$2.66	222,278	$5.25
Weighted-average fair value of options granted during the period		$-		$5.37

Stock-based compensation expense
	2011	2012
Research and development	$891	$101,606
General and administrative	22,056	525,181
Total stock-based compensation expense	$22,947	$626,787